Financial Instruments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Beginning Balance	$ 10,172
Ending Balance	7,614	$ 10,172
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Beginning Balance	564	849
Changes in values of warrants exercisable into shares liability	(564)	(285)
Ending Balance		$ 564